PROPERTY, PLANT AND EQUIPMENT (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Opening Balance	$ 7,648,183
Increase (decrease) for changes in accounting policies		$ (72,252)
Changes
Additions	1,322,718	972,149
Acquisitions through business combinations		158,552
Disposals	(25,611)	(7,566)
Withdrawals	(6,905)	(50,341)
Depreciation	(441,766)	(442,225)
Impairment loss recognized in profit or loss	(58,795)	(76,042)
Increase (decrease) through net exchange differences	(115,306)	(11,418)
Reclassification of assets held for sale		990
Increase (decrease) through transfers from construction in progress	0	0
Reclassification from lease to Property, plant and equipment	2,786	1,643
Total changes	677,121	545,742
Closing balance	8,325,304	7,648,183
Construction work in progress [member]
Statement [Line Items]
Opening Balance	1,128,431
Increase (decrease) for changes in accounting policies		0
Changes
Additions	1,258,602	889,882
Acquisitions through business combinations		12,839
Disposals	0	0
Withdrawals	(418)	(6,992)
Depreciation	0	0
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	(4,102)	(1,066)
Reclassification of assets held for sale		0
Increase (decrease) through transfers from construction in progress	(437,935)	(796,962)
Reclassification from lease to Property, plant and equipment	0	0
Total changes	816,147	97,701
Closing balance	1,944,578	1,128,431
Land [Member]
Statement [Line Items]
Opening Balance	971,061
Increase (decrease) for changes in accounting policies		0
Changes
Additions	3,449	6,722
Acquisitions through business combinations		3,915
Disposals	(14,957)	(2,241)
Withdrawals	(782)	(3,442)
Depreciation	0	0
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	(28,405)	(7,530)
Reclassification of assets held for sale		0
Increase (decrease) through transfers from construction in progress	6	1,494
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(40,689)	(1,082)
Closing balance	930,372	971,061
Buildings [member]
Statement [Line Items]
Opening Balance	2,247,996
Increase (decrease) for changes in accounting policies		0
Changes
Additions	5,149	13,561
Acquisitions through business combinations		24,118
Disposals	(545)	(2,167)
Withdrawals	(1,540)	(3,435)
Depreciation	(139,971)	(130,454)
Impairment loss recognized in profit or loss	(22,176)	(15,398)
Increase (decrease) through net exchange differences	(21,954)	(479)
Reclassification of assets held for sale		0
Increase (decrease) through transfers from construction in progress	181,825	299,363
Reclassification from lease to Property, plant and equipment	0	0
Total changes	788	185,109
Closing balance	2,248,784	2,247,996
Plant and equipment [Member]
Statement [Line Items]
Opening Balance	3,139,761
Increase (decrease) for changes in accounting policies		(55,015)
Changes
Additions	38,618	44,800
Acquisitions through business combinations		110,701
Disposals	(8,323)	(2,821)
Withdrawals	(3,986)	(23,231)
Depreciation	(286,740)	(297,332)
Impairment loss recognized in profit or loss	(36,032)	(60,219)
Increase (decrease) through net exchange differences	(55,349)	(1,347)
Reclassification of assets held for sale		990
Increase (decrease) through transfers from construction in progress	235,776	500,140
Reclassification from lease to Property, plant and equipment	2,411	1,633
Total changes	(113,625)	273,314
Closing balance	3,026,136	3,139,761
IT Equipment [member]
Statement [Line Items]
Opening Balance	20,906
Increase (decrease) for changes in accounting policies		0
Changes
Additions	906	1,637
Acquisitions through business combinations		238
Disposals	(5)	(94)
Withdrawals	(97)	(2)
Depreciation	(6,572)	(6,426)
Impairment loss recognized in profit or loss	(480)	(337)
Increase (decrease) through net exchange differences	(288)	(74)
Reclassification of assets held for sale		0
Increase (decrease) through transfers from construction in progress	11,796	2,672
Reclassification from lease to Property, plant and equipment	0	0
Total changes	5,260	(2,386)
Closing balance	26,166	20,906
Fixtures and fittings [member]
Statement [Line Items]
Opening Balance	13,421
Increase (decrease) for changes in accounting policies		0
Changes
Additions	1,602	960
Acquisitions through business combinations		156
Disposals	(1)	(1)
Withdrawals	(30)	(1)
Depreciation	(3,009)	(2,722)
Impairment loss recognized in profit or loss	0	(14)
Increase (decrease) through net exchange differences	(190)	27
Reclassification of assets held for sale		0
Increase (decrease) through transfers from construction in progress	4,834	(890)
Reclassification from lease to Property, plant and equipment	0	0
Total changes	3,206	(2,485)
Closing balance	16,627	13,421
Motor vehicles [member]
Statement [Line Items]
Opening Balance	14,922
Increase (decrease) for changes in accounting policies		0
Changes
Additions	1,553	3,808
Acquisitions through business combinations		313
Disposals	(197)	(213)
Withdrawals	(6)	(36)
Depreciation	(4,325)	(4,111)
Impairment loss recognized in profit or loss	(107)	(74)
Increase (decrease) through net exchange differences	(309)	(31)
Reclassification of assets held for sale		0
Increase (decrease) through transfers from construction in progress	3,149	340
Reclassification from lease to Property, plant and equipment	375	10
Total changes	133	6
Closing balance	15,055	14,922
Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance	111,685
Increase (decrease) for changes in accounting policies		(17,237)
Changes
Additions	12,839	10,779
Acquisitions through business combinations		6,272
Disposals	(1,583)	(29)
Withdrawals	(46)	(13,202)
Depreciation	(1,149)	(1,180)
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	(4,709)	(918)
Reclassification of assets held for sale		0
Increase (decrease) through transfers from construction in progress	549	(6,157)
Reclassification from lease to Property, plant and equipment	0	0
Total changes	5,901	(4,435)
Closing balance	$ 117,586	111,685
Previously stated [member]
Statement [Line Items]
Opening Balance		7,174,693
Previously stated [member] | Construction work in progress [member]
Statement [Line Items]
Opening Balance		1,030,730
Previously stated [member] | Land [Member]
Statement [Line Items]
Opening Balance		972,143
Previously stated [member] | Buildings [member]
Statement [Line Items]
Opening Balance		2,062,887
Previously stated [member] | Plant and equipment [Member]
Statement [Line Items]
Opening Balance		2,921,462
Previously stated [member] | IT Equipment [member]
Statement [Line Items]
Opening Balance		23,292
Previously stated [member] | Fixtures and fittings [member]
Statement [Line Items]
Opening Balance		15,906
Previously stated [member] | Motor vehicles [member]
Statement [Line Items]
Opening Balance		14,916
Previously stated [member] | Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance		133,357
Restated Balance [Member]
Statement [Line Items]
Restated Opening Balance		7,102,441
Restated Balance [Member] | Construction work in progress [member]
Statement [Line Items]
Restated Opening Balance		1,030,730
Restated Balance [Member] | Land [Member]
Statement [Line Items]
Restated Opening Balance		972,143
Restated Balance [Member] | Buildings [member]
Statement [Line Items]
Restated Opening Balance		2,062,887
Restated Balance [Member] | Plant and equipment [Member]
Statement [Line Items]
Restated Opening Balance		2,866,447
Restated Balance [Member] | IT Equipment [member]
Statement [Line Items]
Restated Opening Balance		23,292
Restated Balance [Member] | Fixtures and fittings [member]
Statement [Line Items]
Restated Opening Balance		15,906
Restated Balance [Member] | Motor vehicles [member]
Statement [Line Items]
Restated Opening Balance		14,916
Restated Balance [Member] | Other property, plant and equipment [member]
Statement [Line Items]
Restated Opening Balance		$ 116,120